TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Income Tax Contingency [Line Items]
Movement in deferred tax liability		$ 1,014	$ 1,125
Provision for certain immaterial risks	$ 2,900	2,900		$ 2,600
Indonesia | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax asset	1,900	1,900		5,100
Movement in deferred tax liability	1,800	3,200
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	4,200	4,200		$ 3,200
Movement in deferred tax liability	$ 500	$ 1,000